Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Greenberg Traurig, P.A. | Customary Fees for Legal Services
Related Party Transaction [Line Items]
Fees for related party transaction	$ 186	$ 225	$ 156
Amount payable to related party	1	34
Carrier and Its Affiliates | Supplier Concentration Risk
Related Party Transaction [Line Items]
Amount payable to Carrier and its affiliates, net of receivables	88,000	90,000
Revenues from sales to Carrier and its affiliates	$ 97,000	$ 108,000	$ 103,000
Carrier and Its Affiliates | Supplier Concentration Risk | Cost of Goods, Total
Related Party Transaction [Line Items]
Percentage of purchases from key suppliers	60.00%	61.00%	63.00%